SFT Pyramis Core Equity Fund
Summary: SFT Pyramis® Core Equity Fund
SFT Pyramis® Core Equity Fund: Investment Objective
The Fund seeks long-term capital appreciation.
SFT Pyramis® Core Equity Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SFT Pyramis Core Equity Fund - USD ($)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SFT Pyramis Core Equity Fund	Class 1	Class 2
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	0.80%	1.05%

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example - SFT Pyramis Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	82	255	444	990
Class 2	107	334	579	1,283

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.8% of the average value of its portfolio.
SFT Pyramis® Core Equity Fund: Principal Investment Strategies
The Fund seeks to achieve its investment objective by:
  Normally investing primarily in common stocks. It is the Fund’s policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in common stocks.
  Investing in securities of companies whose value FIAM LLC (formerly known as Pyramis Global Advisors, LLC) (Pyramis) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Allocating the Fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Pyramis® managers, though the Fund generally aims to be sector neutral.
  Investing in either “growth” stocks or “value” stocks.
  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

SFT Pyramis® Core Equity Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:
  Active Management Risk – The Fund is subject to the risk that the investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Risks of Stock Investing – Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Stock Market Volatility – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments. For example, “growth” stocks can react differently from “value” stocks. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks, and value stocks can continue to be undervalued by the market for long periods of time.
  Foreign Exposure – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes – The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Growth Stock Risk – is the risk that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Value Stock Risk – is the risk that prices of value stocks perform differently than the market as a whole, may decline in value or may never reach the value the fund’s investment adviser or sub-adviser believes to be full market value.

SFT Pyramis® Core Equity Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares
[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 4Q ’15): 5.34% Worst Quarter (ended 3Q ’15): -8.48%
Average Annual Total Return (for periods ending December 31, 2016)
Average Annual Total Returns - SFT Pyramis Core Equity Fund	1 Year	5 Years	10 years	Inception	Inception Date
Class 1	5.09%			6.51%	May 01, 2014
Class 2	4.83%			6.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%